STOCKHOLDERS' EQUITY (Schedule of Warrants Related Activity) (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
STOCKHOLDERS' EQUITY [Abstract]
Number of warrants - Outstanding	89,284,712	89,284,712	54,200,565	18,493,150
Number of warrants - issued	67,499,938	38,095,300	46,750,323
Number of warrants - Warrants issued pursuant to anti-dilution provisions	3,610,832	1,188,847	2,980,428
Number of warrants - Exercised	0	(4,200,000)	(14,023,336)
Weighted-average Exercise Price - Outstanding	160,395,482	0.37	0.35	0.66
Weighted-average Exercise Price - Issued	0.23	0.4	0.25	0
Weighted-average Exercise Price - Warrants issued pursuant to anti-dilution provisions	0.2	0.38	0.34	0
Weighted-average Exercise Price - Exercised	0	0.05	0.1	0